DIRECT OPERATING COSTS	12 Months Ended
Dec. 31, 2024
Direct Operating Costs 1 [Abstract]
DIRECT OPERATING COSTS	DIRECT OPERATING COSTS
Direct operating costs are costs incurred to earn revenue and include all attributable expenses. The following table lists direct operating costs for the years ended December 31, 2024, 2023 and 2022.

US$ MILLIONS	2024	2023	2022
Depreciation and amortization	$775	$365	$211
Transportation and distribution	255	195	184
Operations and maintenance	140	94	56
Compensation	150	87	59
Cost of inventory	4	2	5
Other	54	35	27
Total	$1,378	$778	$542